Exploration for evaluation of oil&gas resources (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Exploration for evaluation of oil&gas resources
Revenues related to exploration activity and evaluation		€ 34	€ 17
- write-off of exploration and evaluation costs	€ 314	214	93
- costs of geological and geophysical studies	196	275	287
Exploration expense for the year	510	489	380
Intangible assets: proved and unproved exploration licence and leasehold property acquisition costs	888	1,031	1,081
Tangible assets: capitalized exploration and evaluation costs	1,341	1,563	1,267
Total tangible and intangible assets	2,229	2,594	2,348
Provision for decommissioning related to exploration activity and evaluation	93	109	77
Exploration expenditure (net cash used in investing activities)	283	586	463
Geological and geophysical costs (cash flow from operating activities)	196	275	287
Total exploration effort	€ 479	€ 861	€ 750